Property, plant and equipment (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
As of January	$ 1,222,261,454	$ 1,082,515,880
Additions	197,387,873	164,454,035
Additions by business combination		283,992
Transfers	(277)	0
Conversion effect historic cost	30,351,976	(6,488,327)
Capitalized interests	797,442	1,074,074
Depreciation	(112,214,151)	(113,377,487)
Changes	134,584,848	139,745,574
As of December	1,356,846,302	1,222,261,454
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	157,973,407	83,863,505
Divestitures	157,973,407	83,863,505
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	2,141,488,579	1,934,512,411
Transfers to Assets held for sale	(2,417,701)
Transfers from Assets Held for Sale (Cost)	1,770,547
Conversion effect historic cost	(137,876,559)	11,232,686
Write off	(20,209,182)	(36,031,592)
Others increase (decreased)	(29,200,109)	(15,243,456)
Divestitures	(29,200,109)	(15,243,456)
As of December	2,443,393,825	2,141,488,579
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(919,227,125)	(851,996,531)
Write off	20,011,071	34,829,741
Others increase (decreased)	27,862,319	15,148,403
Divestitures	27,862,319	15,148,403
As of December	(1,086,547,523)	(919,227,125)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to Assets held for sale	348,192
Land, buildings and contruction
Disclosure of detailed information about property, plant and equipment [line items]
As of January	538,222,618	519,232,291
Additions	0	0
Additions by business combination		283,992
Transfers	61,166,714	14,213,714
Conversion effect historic cost	1,821,057	(718,133)
Capitalized interests	0	0
Depreciation	(24,493,237)	(23,360,994)
Changes	43,278,133	18,990,327
As of December	581,500,751	538,222,618
Land, buildings and contruction | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	34,879,083	23,557,010
Divestitures	34,879,083	23,557,010
Land, buildings and contruction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	790,813,382	752,373,292
Transfers to Assets held for sale	(1,765,306)
Transfers from Assets Held for Sale (Cost)	1,770,547
Conversion effect historic cost	(29,680,592)	5,212,276
Write off	(6,648,641)	(693,074)
Others increase (decreased)	(401,557)	(3,814,205)
Divestitures	(401,557)	(3,814,205)
As of December	862,106,306	790,813,382
Land, buildings and contruction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(252,590,764)	(233,141,001)
Write off	6,535,423	505,521
Others increase (decreased)	63,935	3,804,220
Divestitures	63,935	3,804,220
As of December	(280,605,555)	(252,590,764)
Land, buildings and contruction | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to Assets held for sale	30,707
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January	314,797,756	257,308,360
Additions	0	0
Additions by business combination		0
Transfers	79,898,704	64,659,471
Conversion effect historic cost	8,082,936	(3,994,158)
Capitalized interests	0	0
Depreciation	(38,579,233)	(36,646,717)
Changes	55,005,110	57,489,396
As of December	369,802,866	314,797,756
Machinery and equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	59,737,810	29,409,437
Divestitures	59,737,810	29,409,437
Machinery and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	691,181,931	609,239,605
Transfers to Assets held for sale	(36,934)
Transfers from Assets Held for Sale (Cost)	0
Conversion effect historic cost	(54,111,392)	4,818,898
Write off	(9,972,059)	(10,879,482)
Others increase (decreased)	(65,792)	(4,192,074)
Divestitures	(65,792)	(4,192,074)
As of December	813,091,440	691,181,931
Machinery and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(376,384,175)	(351,931,245)
Write off	9,970,855	10,196,738
Others increase (decreased)	50,276	4,117,283
Divestitures	50,276	4,117,283
As of December	(443,288,574)	(376,384,175)
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to Assets held for sale	29,939
Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
As of January	78,388,211	73,405,004
Additions	0	0
Additions by business combination		0
Transfers	22,694,028	15,762,049
Conversion effect historic cost	14,171,760	(2,423)
Capitalized interests	0	0
Depreciation	(25,171,425)	(26,493,558)
Changes	4,697,627	4,983,207
As of December	83,085,838	78,388,211
Bottles and containers | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	27,530,952	16,693,132
Divestitures	27,530,952	16,693,132
Bottles and containers | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	194,726,856	191,812,594
Transfers to Assets held for sale	0
Transfers from Assets Held for Sale (Cost)	0
Conversion effect historic cost	(34,138,268)	(727,586)
Write off	(2,248,000)	(22,952,129)
Others increase (decreased)	(20,065,136)	(5,339,148)
Divestitures	(20,065,136)	(5,339,148)
As of December	253,015,079	194,726,856
Bottles and containers | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(116,338,645)	(118,407,590)
Write off	2,172,805	22,703,727
Others increase (decreased)	19,750,911	5,339,143
Divestitures	19,750,911	5,339,143
As of December	(169,929,241)	(116,338,645)
Bottles and containers | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to Assets held for sale	0
Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January	46,151,929	46,649,357
Additions	0	0
Additions by business combination		0
Transfers	19,887,613	12,104,204
Conversion effect historic cost	5,747,971	(1,305,000)
Capitalized interests	0	0
Depreciation	(15,552,044)	(17,016,861)
Changes	5,066,601	(497,428)
As of December	51,218,530	46,151,929
Other Equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	4,432,463	4,180,146
Divestitures	4,432,463	4,180,146
Other Equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	147,793,572	131,488,537
Transfers to Assets held for sale	0
Transfers from Assets Held for Sale (Cost)	0
Conversion effect historic cost	(9,104,748)	1,608,980
Write off	(84,791)	(1,079,938)
Others increase (decreased)	(7,645,330)	(223,669)
Divestitures	(7,645,330)	(223,669)
As of December	164,415,831	147,793,572
Other Equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(101,641,643)	(84,839,180)
Write off	77,589	1,017,369
Others increase (decreased)	7,307,878	217,341
Divestitures	7,307,878	217,341
As of December	(113,197,301)	(101,641,643)
Other Equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to Assets held for sale	0
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
As of January	195,282,050	140,894,537
Additions	197,387,873	164,454,035
Additions by business combination		0
Transfers	(200,131,448)	(118,443,961)
Conversion effect historic cost	0	0
Capitalized interests	797,442	1,074,074
Depreciation	0	0
Changes	15,765,698	54,387,513
As of December	211,047,748	195,282,050
Assets under construction | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	25,533,318	7,508,257
Divestitures	25,533,318	7,508,257
Assets under construction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	195,282,050	140,894,537
Transfers to Assets held for sale	0
Transfers from Assets Held for Sale (Cost)	0
Conversion effect historic cost	(7,821,487)	(204,892)
Write off	0	0
Others increase (decreased)	0	0
Divestitures	0	0
As of December	211,047,748	195,282,050
Assets under construction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	0	0
Write off	0	0
Others increase (decreased)	0	0
Divestitures	0	0
As of December	0	0
Assets under construction | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to Assets held for sale	0
Furniture, accesories and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
As of January	27,015,278	24,914,279
Additions	0	0
Additions by business combination		0
Transfers	9,568,259	8,224,711
Conversion effect historic cost	528,252	(468,613)
Capitalized interests	0	0
Depreciation	(6,609,355)	(8,141,332)
Changes	2,712,096	2,100,999
As of December	29,727,374	27,015,278
Furniture, accesories and vehicles | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	271,976	1,945,690
Divestitures	271,976	1,945,690
Furniture, accesories and vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	83,225,686	72,886,303
Transfers to Assets held for sale	0
Transfers from Assets Held for Sale (Cost)	0
Conversion effect historic cost	(781,851)	565,070
Write off	(1,255,691)	(426,969)
Others increase (decreased)	(629,411)	(330,318)
Divestitures	(629,411)	(330,318)
As of December	91,014,222	83,225,686
Furniture, accesories and vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(56,210,408)	(47,972,024)
Write off	1,254,399	406,386
Others increase (decreased)	365,518	326,374
Divestitures	365,518	326,374
As of December	(61,286,848)	(56,210,408)
Furniture, accesories and vehicles | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to Assets held for sale	0
Under production vines
Disclosure of detailed information about property, plant and equipment [line items]
As of January	22,403,612	20,112,052
Additions	0	0
Additions by business combination		0
Transfers	6,915,853	3,479,812
Conversion effect historic cost	0	0
Capitalized interests	0	0
Depreciation	(1,808,857)	(1,718,025)
Changes	8,059,583	2,291,560
As of December	30,463,195	22,403,612
Under production vines | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	5,587,805	569,833
Divestitures	5,587,805	569,833
Under production vines | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	38,465,102	35,817,543
Transfers to Assets held for sale	(615,461)
Transfers from Assets Held for Sale (Cost)	0
Conversion effect historic cost	(2,238,221)	(40,060)
Write off	0	0
Others increase (decreased)	(392,883)	(1,344,042)
Divestitures	(392,883)	(1,344,042)
As of December	48,703,199	38,465,102
Under production vines | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(16,061,490)	(15,705,491)
Write off	0	0
Others increase (decreased)	323,801	1,344,042
Divestitures	323,801	1,344,042
As of December	(18,240,004)	$ (16,061,490)
Under production vines | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers to Assets held for sale	$ 287,546